NYSE Euronext

Received SEC
MAY 19 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

10012553

CERT NYS
001-34750

May 19, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, **NOBAO RENEWABLE ENERGY HOLDINGS LIMITED,** American Depositary Shares (each representing three Ordinary Shares) and Ordinary Shares, par value US$0.0001 per Ordinary Share (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission)and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 19, 2010. Tentative listing date – June 4, 2010.

Sincerely,

[signature]